Property, Plant and Equipment, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 06, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment (Textual)
Depreciation expense		$ 163	$ 171	$ 180
Lease term	5 years
Lease renewal term	5 years
Consideration from leaseback transaction	337
Deferred capital capitalized	$ 143